Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 240	$ 266	$ 89
Accounts receivable, net	1,482	2,813	53
Inventory	1,246	1,725	319
Prepaid expenses and other current assets	708	467	369
Total current assets	3,676	5,271	830
Property and equipment, net	388	1,177	1,859
Intangible assets, net	13,926	15,211	5,287
Goodwill	16,066	16,066	5,217
Operating lease right-of-use assets	295	1,022	1,030
Deferred transaction costs			4,125
Other assets	204	341	400
Total assets	34,555	39,088	18,748
Current liabilities
Accounts payable	10,650	10,833	8,995
Accrued expenses and other current liabilities	10,130	10,325	4,519
Deferred purchase consideration	2,323	2,380
Simple agreements for future equity (“SAFEs”)			1,512
Operating lease liabilities, current	615	428	318
Total current liabilities	26,696	26,107	20,423
Earnout liability	1,190	1,680
Deferred tax liability	305	320	86
Operating lease liabilities, noncurrent	700	1,024	1,280
Other noncurrent liabilities	3,857	3,145
Total liabilities	34,130	33,558	21,789
Commitments and contingencies (Note 14)
Stockholders’ equity
Additional paid-in capital	135,284	109,987	78,421
Accumulated deficit	(134,859)	(104,457)	(83,762)
Total stockholders’ equity (deficit)	425	5,530	(5,341)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	34,555	39,088	18,748
Series A Preferred Stock [Member]
Redeemable convertible preferred stock
Convertible Preferred Stock			2,300
Common Class A [Member]
Stockholders’ equity
Common stock, value
Common Class B [Member]
Stockholders’ equity
Common stock, value
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Convertible Preferred Stock
Legacy Mobix Common Stock [Member]
Stockholders’ equity
Common stock, value
Nonrelated Party [Member]
Current liabilities
Notes payable, current	1,980	398	1,286
Notes payable, noncurrent		200
Related Party [Member]
Current liabilities
Notes payable, current	998	1,743	3,793
Notes payable, noncurrent	$ 1,382	$ 1,082